Cover	Apr. 30, 2023
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Document Period End Date	Apr. 30, 2023
Entity File Number	001-13126
Entity Registrant Name	FOMO WORLDWIDE, INC.
Entity Central Index Key	0000867028
Entity Tax Identification Number	87-3971203
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	108 Scharberry Lane #2
Entity Address, City or Town	Mars
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16046
City Area Code	(630)
Local Phone Number	708-0750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	FOMC
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	831 W North Ave.
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15233